Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Oct. 27, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Oct. 28, 2014
Bridge Builder Bond Fund | Bridge Builder Bond Fund
Risk/Return:
Trading Symbol	BBTBX